U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                     Read instructions at end of Form before
                      preparing Form. Please print or type.

 1.  Name and address of issuer:

         GMO Trust
         40 Rowes Wharf
         Boston, MA 02110

 2.  Name of each series or class of funds for which this notice is filed:

GMO Core Fund
GMO Small Cap Value Fund
GMO Growth Fund
Pelican Fund
GMO Value Fund
GMO U.S. Sector Fund
GMO Short-Term Income Fund
GMO International Bond Fund
GMO International Core Fund
GMO Emerging Markets Fund
GMO Japan Fund
GMO Emerging Country Debt Fund
GMO Tobacco-Free Core Fund
GMO Global Hedged Equity Fund
GMO Fundamental Value Fund
GMO Domestic Bond Fund
GMO International Small Companies Fund
GMO Global Bond Fund
GMO REIT Fund
GMO Foreign Fund
GMO Small Cap Growth Fund
GMO Currency Hedged International Bond Fund
GMO Currency Hedged International Core Fund
GMO International Equity Allocation Fund
GMO Global (U.S.+) Equity Allocation Fund
GMO World Equity Allocation Fund
GMO Global Balanced Allocation Fund

 3.  Investment Company Act File Number:  811-4347

     Securities Act File Number: 2-98772

 4.  Last day of fiscal year for which this notice is filed:
         February 28, 1997

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                  N/A
                                                                       [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  N/A


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                  GMO Fundamental Value Fund                              69,650
                  GMO U.S. Sector Fund                                    94,492
                  GMO Emerging Markets Fund                            3,999,940
                  GMO Currency Hedged International Core Fund          1,910,777







 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

 9. Number and aggregate sale price of securities sold during the fiscal year:

        Number:  408,515,555               Aggregate sale price:  $5,170,171,308

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number of Shares: 402,503,318*    Aggregate sale price: $5,100,138,750*

         Number:   408,515,555          Aggregate sale price:   $ 5,170,171,308
                    (6,012,237)                                     (70,032,558)
                    ----------                                      -----------
                    402,503,318                                 $ 5,100,138,750

         * Total sold (item #9) less shares registered other than pursuant to Rule 24f-2 in prior fiscal years and which remained unsold at the beginning of the fiscal year(item #7).

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number:  90,141,386              Aggregate sale price:  $ 1,320,085,862


12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                        $  5,100,138,750

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):              +  1,320,085,862

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                      -  4,143,977,824

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                       +       --

     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                               2,276,246,788

     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                                    x1/3300

      (vii  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                       $689,771.75






INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: April 25, 1997








                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*          /s/ Susan Randall Harbert

                                            Susan Randall Harbert
                                            Assistant Treasurer
         Date April 25, 1997

 *Please print the name and title of the signing officer below the signature.